Supplement dated December 7, 2007 to the

variable annuity prospectuses for the following:

Panorama Premier,

Panorama Passage,

MassMutual Artistry,

MassMutual RetireEase Select, and

MassMutual Transitions

all dated May 1, 2007

MassMutual Transitions Select and

MassMutual Evolution

both dated August 9, 2007

We are supplementing the prospectuses to reflect the following:

1.	Fund Sub-Advisor Change: The sub-advisor for the MML Growth Equity Fund was formerly Grantham, Mayo, Van Otterloo & Co. LLC and is now T. Rowe Price Associates, Inc.

This supplement revises the following prospectus sections to reflect the fund sub-advisor change:

-	In the Investment Choices – The Funds section, we reflect the new sub-advisor name in the table.

2.	Sub-account Name Change: The separate account sub-account MML GMO Growth Equity is now called MML T. Rowe Price Growth Equity.

-	In the Appendix titled “Condensed Financial Information,” we reflect the new sub-account name as a footnote to the tables.

3.	Fund Sub-Advisor Change: The sub-advisor for the MML Small Cap Value Fund was formerly Goldman Sachs Asset Management, L.P. and is now both Goldman Sachs Asset Management, L.P. and AllianceBernstein L.P.

-	In the Investment Choices – The Funds section, we reflect the new co-sub-advisor name in the table.

4.	Sub-account Name Change: The separate account sub-account MML Goldman Sachs Small Cap Value is now called MML Goldman Sachs/AllianceBernstein Small Cap Value.

-	In the Appendix titled “Condensed Financial Information,” we reflect the new sub-account name as a footnote to the tables.

5.	(The following pertains to all prospectuses listed above except MassMutual Transitions)

a)	Fund Name Change: The MML OTC 100 Fund is now called the MML NASDAQ-100® Fund. This supplement revises the following prospectus sections to reflect the fund name change:

-	On page 1, we reflect the new fund name in the fund name listing;

-	In the Table of Fees and Expenses, we reflect the new fund name in the Investment Management Fees and Other Expenses Table and table footnotes;

-	In the Investment Choices – The Funds section, we reflect the new fund name in the table.

b)	Sub-account Name Change: The separate account sub-account MML OTC 100 is now called MML NASDAQ-100®.

-	In the Appendix titled “Condensed Financial Information,” we reflect the new sub-account name as a footnote to the tables.